Vessels and Equipment - Summary of carrying amount and accumulated depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in property, plant and equipment [abstract]
Impairment expense, net	$ (116,420)	$ (268,612)	$ (187,680)
FPSO Segment
Reconciliation of changes in property, plant and equipment [abstract]
Impairment expense, net	(116,400)	(156,700)	(136,600)
Shuttle Tanker Segment
Reconciliation of changes in property, plant and equipment [abstract]
Impairment expense, net		(35,300)	(15,300)
UMS
Reconciliation of changes in property, plant and equipment [abstract]
Impairment expense, net			(35,700)
Towage
Reconciliation of changes in property, plant and equipment [abstract]
Impairment expense, net		(22,900)
FSO Segment
Reconciliation of changes in property, plant and equipment [abstract]
Impairment expense, net		(53,700)
Gross Carrying Amount | FPSO Segment
Reconciliation of changes in property, plant and equipment [abstract]
Additions	0	10,300	8,200
Gross Carrying Amount | Shuttle Tanker Segment
Reconciliation of changes in property, plant and equipment [abstract]
Additions	24,800	23,400	15,300
Gross Carrying Amount | UMS
Reconciliation of changes in property, plant and equipment [abstract]
Additions	900	200	900
Gross Carrying Amount | Towage
Reconciliation of changes in property, plant and equipment [abstract]
Additions	4,500	7,400	1,900
Gross Carrying Amount | FSO Segment
Reconciliation of changes in property, plant and equipment [abstract]
Additions			6,600
Vessels and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance at beginning of year	3,029,415	3,025,716
Closing balance at end of year	2,869,395	3,029,415	3,025,716
Vessels and Equipment | Gross Carrying Amount
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance at beginning of year	4,025,498	3,531,827	3,548,501
Additions	30,185	41,346	32,895
Dispositions	(85,424)	(29,242)	(13,869)
Transferred from advances on newbuilding contracts	253,301	543,131	0
Vessels and equipment reclassified as held for sale	(148,600)	(61,564)	(35,700)
Closing balance at end of year	4,074,960	4,025,498	3,531,827
Vessels and Equipment | Accumulated Depreciation and Impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance at beginning of year	(996,083)	(506,111)	0
Dispositions	60,518	15,050	1,244
Vessels and equipment reclassified as held for sale	134,472	35,984	12,385
Depreciation and amortization	(296,380)	(295,610)	(339,981)
Impairment expense, net	(108,092)	(245,396)	(179,759)
Closing balance at end of year	$ (1,205,565)	$ (996,083)	$ (506,111)